Trade and Other Receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and Other Receivables.
Collaboration receivables	€ 431	€ 3,358
Prepayments	2,645	2,627
Accrued income from Rett Syndrome Research Trust	502	502
Other receivables	330	313
Total	€ 3,908	€ 6,800